STOCKHOLDERS' EQUITY - Narrative (Details)							12 Months Ended
	Dec. 12, 2024 USD ($) $ / shares	Jun. 14, 2024 $ / shares	May 11, 2023 USD ($) $ / shares shares	Oct. 14, 2022 $ / shares	Jul. 02, 2021 USD ($)	Feb. 05, 2021 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	May 31, 2023 $ / shares	Apr. 30, 2022 $ / shares shares	Dec. 31, 2020 $ / shares
Class of Stock [Line Items]
Conversion ratio		0.125		0.04
Preferred stock, par value (usd per share)							$ 0.0001	$ 0.0001
Shares issued, value | $							$ 1,526,460	$ 6,920,529
Common stock, par value (usd per share)		$ 0.0001		$ 0.0001			$ 0.0001	$ 0.0001
Warrants outstanding (in shares) | shares							560,839	1,355,598		35,023
Exercise price (in dollar per share)											$ 236.40
Warrants and rights outstanding, term										5 years 6 months	5 years
Warrants and rights exercisable, term										6 months
Warrants exercised (in shares) | shares							0	0
Pre-Funded Warrant
Class of Stock [Line Items]
Exercise price (in dollar per share)									$ 0.0001
Series A-1 Warrants
Class of Stock [Line Items]
Exercise price (in dollar per share)									$ 11.2
Warrants and rights outstanding, term									5 years 6 months
Warrants exercised (in shares) | shares							0	0
Series A-2 Warrants
Class of Stock [Line Items]
Exercise price (in dollar per share)									$ 11.2
Warrants and rights outstanding, term									18 months
Warrants exercised (in shares) | shares							0	0
H.C Wainwright & Co., LLC Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares							31,818
Exercise price (in dollar per share)							$ 16.5
Warrants and rights outstanding, term							5 years 6 months
Warrants exercised (in shares) | shares							0	0
Maximum
Class of Stock [Line Items]
Exercise price (in dollar per share)											$ 230.00
Private Placement
Class of Stock [Line Items]
Issuance of equity securities, net (in shares) | shares			41,250
Common stock, par value (usd per share)			$ 0.0001
Proceeds from issuance or sale of equity | $			$ 6,000,000
Private Placement | Pre-Funded Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares) | shares			413,296
Private Placement | Series A-1 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Private Placement | Series A-2 Warrants
Class of Stock [Line Items]
Number of shares called by warrants (in shares) | shares			454,546
Private Placement | Share And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13,200,000
Private Placement | Pre-Funded Warrant And Accompanying Common Stock Warrants
Class of Stock [Line Items]
Class of warrant or right purchase price per warrant or right (in dollar per share)			$ 13,199,200
Common Stock
Class of Stock [Line Items]
Shares issued, value | $							$ 95	$ 20
Issuance of equity securities, net (in shares) | shares							948,853	201,580
Common Stock | ATM
Class of Stock [Line Items]
Shares issued, value | $					$ 25,000,000	$ 6,300,000	$ 1,700,000	$ 1,700,000
Issuance of equity securities, net (in shares) | shares							608,949	87,034
Common Stock | Purchase Agreement
Class of Stock [Line Items]
Shares issued, value | $	$ 10,000,000
Common stock, par value (usd per share)	$ 0.0001
Percentage issued, common stock	1.00%
Warrant
Class of Stock [Line Items]
Exercise price (in dollar per share)										$ 67.98